Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

The Company has analyzed its operations subsequent to December 31, 2018 and noted the following subsequent events:

On January 10, 2019, the Company entered into a consulting agreement for investor relation services in which the Company agreed to issue 75,000 shares of the Company’s common stock. On January 28, 2019, the Board of Directors issued 75,000 shares of common stock in accordance with this agreement.

On January 25, 2019, the Company entered into a consulting agreement for investor relation services in which the Company agreed to issue 8,333 shares of the Company’s common stock. On January 28, 2019, the Board of Directors issued 8,333 shares of common stock in accordance with this agreement.

On January 30, 2019, the Company issued 49,536 options each to the CEO and Chief Business Development Officer, 99,072 options in the aggregate, which vest over 720 days with one-eighth (1/8) shares vesting every 90 days, to purchase shares of the Company’s common stock at $2.3124, the closing price of the Company’s common stock on January 30, 2019. The options were issued in accordance with the CEO’s and Chief Business Officer’s employment agreements.

On January 30, 2019, the Company received $4,010 in cash proceeds upon the exercise of 66,667 Series K Warrants and issued 66,667 shares of common stock.

On February 23, 2019, the board of directors approved the issuance of 33,333 shares of common stock in accordance with the December 24, 2018 consulting agreement (see Note 9, “Consulting Agreement”).

On March 8, 2019, the Company filed a certificate of amendment to its amended and restated certificate of incorporation with the Secretary of State of the State of Delaware to effect a one-for-six reverse stock split of the Company’s outstanding shares of common stock. As a result of the reverse stock split, every six shares of the Company’s outstanding pre-reverse split common stock were combined and reclassified into one share of common stock. Unless otherwise noted, all share and per share data included in these financial statements retroactively reflect the 1-for-6 reverse stock split.

On March 12, 2019, the Company received $12,667 in cash proceeds upon the exercise of 211,111 Series K Warrants and issued 211,111 shares of common stock.

On March 26, 2019, the Board of Directors, with the consent of the Chief Executive Officer (“CEO”) and Chief Business Officer, agreed to amend the vesting period for the RSUs issued on February 28, 2018 to vest in full on May 17, 2019 (see Note 9).

On March 26, 2019, the Company entered into a Securities Purchase Agreement with certain existing investors, pursuant to which the Company agreed to issue and sell, in a registered public offering by the Company directly to the Investors an aggregate of 478,469 shares of common stock, par value $0.0001 per share, at an offering price of $4.18 per share for gross proceeds of approximately $2.0 million before the deduction of offering expenses.

Subsequent to the year ended December 31, 2018, the Company issued 1,412,420 shares of common stock upon the conversion of 21,591 Series H-4 Shares.